Other payables and accruals - Schedule Of Other Payables And Accruals (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	¥ 29,384	¥ 5,365
Deferred Income Validity Term	6 months
VIP Membership and Coupon Sales
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	¥ 24,585	4,961
Customer Advances in Charging Sales
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	3,869	50
Others
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	¥ 930	¥ 354